Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Mainland China	18,306	28,449	24,970	3,421
Non-Mainland China	(8,194)	(3,251)	3,652	500

	10,112	25,198	28,622	3,921

Components of Income Tax
Income taxes consist of:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,163	3,812	3,407	467
Income tax refund due to reduced tax rate	(468)	—	—	—
Adjustments of deferred tax assets due to change in tax rates	119	111	(334)	(46)
Deferred income tax (benefit) expense	(236)	(274)	1,374	188

	2,578	3,649	4,447	609

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Expected taxation at PRC statutory tax rate	2,541	6,299	7,156	980
Effect of differing tax rates in different jurisdictions	1,976	410	(153)	(21)
Non-taxable income	(44)	(456)	(593)	(81)
Non-deductible expenses	534	1,928	814	112
Research and development super-deduction	(2,274)	(3,067)	(3,048)	(418)
Effect of PRC preferential tax rates and tax holiday	(1,507)	(1,833)	(1,760)	(241)
Effect of tax rate changes on deferred taxes	119	111	(334)	(46)
Reversal of prior year’s income taxes	(913)	(156)	(23)	(3)
PRC withholding tax	181	574	1,762	241
Change in valuation allowance	1,965	(161)	626	86

Taxation for the year	2,578	3,649	4,447	609

Effective tax rate	25.5%	14.5%	15.5%	15.5%

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit losses	704	905	124
Accrued expenses, payroll and others	3,602	4,067	557
Fixed assets depreciation and intangible assets amortization	3,532	3,511	481
Operating lease liabilities	1,228	1,255	172
Net operating loss carry – forwards	4,223	4,483	614
Less: valuation allowance	(9,872)	(10,498)	(1,438)

Deferred tax assets, net	3,417	3,723	510

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	220	182	25
Operating lease right-of-use asset	1,228	1,255	172
Withholding tax on PRC subsidiaries’ undistributed earnings	1,475	2,966	406
Tax on capital gains	908	779	107
Others	211	218	30

	4,042	5,400	740